Offerings - Offering: 1	Jan. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.020% Fixed Rate / Floating Rate Subordinated Notes due 2036
Amount Registered | shares	3,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 3,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 459,300
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $3,000,000,000.